Inventories (Tables)	6 Months Ended
Sep. 30, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories as of September 30, 2025 and March 31, 2025 consisted of the following:

	September 30, 2025 (Unaudited)	March 31, 2025

Raw materials	$297,544	$435,799
Finished goods	511,307	448,668
Impairment provision for inventories	(57,505)	(56,414)
Total inventories, net	$751,346	$828,053